1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

April 19, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SBL Fund

(File Nos. 002-59353 and 811-02753)

Ladies and Gentlemen:

On behalf of SBL Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 68 to the Corporation’s registration statement on Form N-1A.

This filing is being made for the purposes of: (i) filing the required exhibits; (ii) incorporating comments from the staff of the Securities and Exchange Commission (“SEC”) on post-effective amendment No. 66; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information. The Corporation notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

We hereby represent that the attached post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

Attachments